Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As rquired by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. The following tables set forth information regarding compensation for our principal executive officers (PEOs) and average compensation related to our Non-PEO NEOs versus our Company performance for 2022, 2021, and 2020.

Year	Douglas D. Dirks (PEO)(1)		Katherine H. Antonello (PEO)(1)		Non-PEO NEOs(2)
	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2,3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2,3)
2022	$—	$—	$2,518,681	$2,649,349	$1,078,779	$1,139,759
2021	$2,315,871	$2,373,415	$2,570,729	$2,971,888	$1,183,048	$1,402,493
2020	$3,662,640	$2,091,105	$—	$—	$1,440,715	$974,288

	Value of Initial Fixed $100 Investment Based on:			Company Selected Measure(5)
Year	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income ($ in millions)	Adjusted GAAP Calendar Year Combined Ratio
2022	$118.02	$151.65	$48.4	97.0%
2021	$104.79	$127.58	$119.3	97.6%
2020	$79.46	$106.96	$119.8	95.4%
(1)The dollar amounts reported in this column reflect the total compensation presented in the Summary Compensation Table for each fiscal year shown. Mr. Dirks served as our President and Chief Executive Officer (PEO) for all of 2020 and partially in 2021 until he retired on April 1, 2021. Effective April 1, 2021, Ms. Antonello was promoted to President and Chief Executive Officer and served as our PEO for the majority of 2021 and all of 2022.
(2)The dollar amounts reported in this column reflect the average amounts of total compensation reported for our Non-PEO NEOs presented in the Summary Compensation Table for each fiscal year shown. During 2022 and 2021, our Non-PEO NEOs consisted of Messrs. Paquette, Laws, and Shaw and Ms. Brown. During 2020, our Non-PEO NEOs consisted of Messrs. Paquette and Festa and Mses. Berg and Antonello.
(3)The amounts calculated in these columns are in accordance with Item 402(v) of Regulation S-K. See the table below for detail of amounts added and deducted to the total compensation presented in the Summary Compensation Table for each applicable fiscal year to calculate compensation actually paid. Note that there were no stock awards granted in any fiscal year that vested within such fiscal year and there were no stock awards granted to any NEO in a prior fiscal year that were forfeited by such NEO in any fiscal year presented herein.

	2022		2021			2020
	PEO($)	Average of Non-PEO NEOs($)	PEO - Dirks($)	PEO - Antonello($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	2,518,681	1,078,779	2,315,871	2,570,729	1,183,048	3,662,640	1,440,715
(Less) Fair Value of stock awards reported on Summary Compensation Table	(594,057)	(249,053)	(1,184,664)	(922,733)	(428,545)	(1,848,909)	(615,414)
Fair Value of stock awards granted in fiscal year shown, valued at year-end	632,010	264,965	—	1,017,120	469,622	1,574,091	508,039
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	70,648	33,126	—	161,193	106,363	(695,315)	(219,737)
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	22,067	11,942	1,242,208	145,579	72,005	(601,402)	(139,315)
Compensation Actually Paid	2,649,349	1,139,759	2,373,415	2,971,888	1,402,493	2,091,105	974,288
(4)Total Shareholder Return assumes an initial fixed investment of $100 as of December 31, 2019, which was established by the market close on the last trading day prior to the beginning of the Company's third preceding fiscal year. Total shareholder return also includes reinvestment of all dividends. The Peer Group Total Shareholder Return is based on the Standard & Poor's 500 Property & Casualty Insurance Index as identified in the Stock Performance Graph included in our Annual Reports on Form 10-K for fiscal years 2022, 2021, and 2020.
(5)The Company has determined that the most important financial performance measure, or Company Selected Measure, the Company used to align pay and performance by linking compensation actually paid to our NEOs for fiscal year 2022 was the Adjusted GAAP Calendar Year Combined Ratio. Adjusted GAAP Calendar Year Combined Ratio = ((Losses + loss adjustment expenses + commission expense - amortization of the deferred gain +/- impact of the LPT reserve adjustment +/- impact of the loss portfolio transfer contingent commission adjustment) / net premiums earned) plus (underwriting expenses + general and administrative expenses / net premiums written).

Company Selected Measure Name			Adjusted GAAP Calendar Year Combined Ratio
Named Executive Officers, Footnote [Text Block]			The dollar amounts reported in this column reflect the average amounts of total compensation reported for our Non-PEO NEOs presented in the Summary Compensation Table for each fiscal year shown. During 2022 and 2021, our Non-PEO NEOs consisted of Messrs. Paquette, Laws, and Shaw and Ms. Brown. During 2020, our Non-PEO NEOs consisted of Messrs. Paquette and Festa and Mses. Berg and Antonello.
Peer Group Issuers, Footnote [Text Block]			The Peer Group Total Shareholder Return is based on the Standard & Poor's 500 Property & Casualty Insurance Index as identified in the Stock Performance Graph included in our Annual Reports on Form 10-K for fiscal years 2022, 2021, and 2020.
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts calculated in these columns are in accordance with Item 402(v) of Regulation S-K. See the table below for detail of amounts added and deducted to the total compensation presented in the Summary Compensation Table for each applicable fiscal year to calculate compensation actually paid. Note that there were no stock awards granted in any fiscal year that vested within such fiscal year and there were no stock awards granted to any NEO in a prior fiscal year that were forfeited by such NEO in any fiscal year presented herein.

	2022		2021			2020
	PEO($)	Average of Non-PEO NEOs($)	PEO - Dirks($)	PEO - Antonello($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	2,518,681	1,078,779	2,315,871	2,570,729	1,183,048	3,662,640	1,440,715
(Less) Fair Value of stock awards reported on Summary Compensation Table	(594,057)	(249,053)	(1,184,664)	(922,733)	(428,545)	(1,848,909)	(615,414)
Fair Value of stock awards granted in fiscal year shown, valued at year-end	632,010	264,965	—	1,017,120	469,622	1,574,091	508,039
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	70,648	33,126	—	161,193	106,363	(695,315)	(219,737)
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	22,067	11,942	1,242,208	145,579	72,005	(601,402)	(139,315)
Compensation Actually Paid	2,649,349	1,139,759	2,373,415	2,971,888	1,402,493	2,091,105	974,288

Non-PEO NEO Average Total Compensation Amount			$ 1,078,779	$ 1,183,048	$ 1,440,715
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,139,759	1,402,493	974,288
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts calculated in these columns are in accordance with Item 402(v) of Regulation S-K. See the table below for detail of amounts added and deducted to the total compensation presented in the Summary Compensation Table for each applicable fiscal year to calculate compensation actually paid. Note that there were no stock awards granted in any fiscal year that vested within such fiscal year and there were no stock awards granted to any NEO in a prior fiscal year that were forfeited by such NEO in any fiscal year presented herein.

	2022		2021			2020
	PEO($)	Average of Non-PEO NEOs($)	PEO - Dirks($)	PEO - Antonello($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation reported on Summary Compensation Table	2,518,681	1,078,779	2,315,871	2,570,729	1,183,048	3,662,640	1,440,715
(Less) Fair Value of stock awards reported on Summary Compensation Table	(594,057)	(249,053)	(1,184,664)	(922,733)	(428,545)	(1,848,909)	(615,414)
Fair Value of stock awards granted in fiscal year shown, valued at year-end	632,010	264,965	—	1,017,120	469,622	1,574,091	508,039
Change in fair value from end of prior fiscal year to end of fiscal year shown for awards previously granted that were outstanding and unvested at end of fiscal year shown	70,648	33,126	—	161,193	106,363	(695,315)	(219,737)
Change in fair value from end of prior fiscal year to vesting date for awards previously granted in prior fiscal years that vested during fiscal year shown	22,067	11,942	1,242,208	145,579	72,005	(601,402)	(139,315)
Compensation Actually Paid	2,649,349	1,139,759	2,373,415	2,971,888	1,402,493	2,091,105	974,288

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus Cumulative Total Shareholder Return (TSR)
As demonstrated by the following graph, the compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group during the periods presented were generally aligned with our cumulative TSR over the period presented.
Our focus on small business in large part caused our 2020 TSR performance to lag versus the Peer TSR because certain classes of business that we insure were adversely and disproportionately impacted by the COVID-19 pandemic in that year.
As a result of the COVID-19 pandemic, the stock-based compensation actually paid to our PEO and our other NEOs in 2020 was significantly impacted by a 23% decrease in our stock price during that year (as measured from January 1, 2020, to December 31, 2020). Further, as a result of an improvement in the outlook on the COVID-19 pandemic, the stock-based compensation actually paid to PEOs and our other NEOs in 2021 was significantly impacted by a 29% increase in our stock price during that year (as measured from January 1, 2021, to December 31, 2021).

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid Versus Net Income
As demonstrated by the following graph, the compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group was not consistent with our net income over the periods presented in large part for the following reasons:
•During 2022, we experienced $51.8 million of net realized and unrealized losses on certain of our investments which served to significantly reduce our net income for that year. These investment losses consisted primarily of unrealized losses on equity securities and other investments.
We believe that adjusted net income, rather than net income, is more meaningful to our investors, analysts and other interested parties in identifying ongoing trends in our operating performance. Adjusted net income is a non-GAAP financial measure, and is net income excluding the after-tax effects of non-recurring transactions, which include net realized and unrealized gains and losses on investments. Our adjusted net income was $93.5 million, $67.9 million and $81.0 million for the years ending December 31, 2020, 2021 and 2022, respectively.
•As previously mentioned, the stock-based compensation actually paid to our PEO and our other NEOs in 2020 was significantly impacted by a 23% decrease in our stock price during that year and the stock-based compensation actually paid to our PEOs and our other NEOs in 2021 was significantly impacted by a 29% increase in our stock price during that year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid Versus Adjusted GAAP Calendar Year Combined Ratio
As demonstrated by the following graph, the compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs as a group during 2021 and 2022 was consistent with our Adjusted GAAP Calendar Year Combined Ratio.
While we used several different financial and non-financial performance measures for the purpose of evaluating our overall performance, Adjusted GAAP Calendar Year Combined Ratio is the performance measure that we used for our short term incentive program for fiscal year 2022. For reference, a combined ratio under 100% indicates that we are generating an underwriting profit and a combined ratio over 100% indicates that we are generating an underwriting loss.
As previously mentioned, and as a result of an improvement in the outlook on the COVID-19 pandemic, the stock-based compensation actually paid to our PEOs and our other NEOs in 2021 was significantly impacted by a 29% increase in our stock price during that year. This compares to a 4% increase in our stock price during 2022 (as measured from January 1, 2022, to December 31, 2022).

Tabular List [Table Text Block]
As described in the "Compensation Discussion and Analysis," the Company's executive compensation program uses financial performance measures used in our industry and measures that are key financial drivers of our stock price to align pay and performance. The most important financial performance measures used to link executive compensation actually paid with the Company's performance include the following:

Most Important Financial Performance Measures for Fiscal Year 2022
◦Adjusted GAAP Calendar Year Combined Ratio
◦Change in Adjusted Book Value Per Share (ABVPS)

Total Shareholder Return Amount			$ 118.02	104.79	79.46
Peer Group Total Shareholder Return Amount			151.65	127.58	106.96
Net Income (Loss)			$ 48,400,000	$ 119,300,000	$ 119,800,000
Company Selected Measure Amount			0.970	0.976	0.954
PEO Name			Ms. Antonello		Mr. Dirks
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			◦Adjusted GAAP Calendar Year Combined Ratio
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			◦Change in Adjusted Book Value Per Share (ABVPS)
Katherine Antonello, CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 2,570,729	$ 2,518,681		$ 0
PEO Actually Paid Compensation Amount		2,971,888	2,649,349		0
Douglas Dirks, CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,315,871		0		3,662,640
PEO Actually Paid Compensation Amount	2,373,415		0		2,091,105
PEO [Member] | Katherine Antonello, CEO [Member] | FV of Stock Awards Reported in Summary Comp Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(922,733)	(594,057)
PEO [Member] | Katherine Antonello, CEO [Member] | FV of Stock Awards Granted in CY valued at YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,017,120	632,010
PEO [Member] | Katherine Antonello, CEO [Member] | Change in FV from End of Prior FY to end of Current FY for Awards Granted Prior that were Outstanding and Unvested at Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		161,193	70,648
PEO [Member] | Katherine Antonello, CEO [Member] | Change in FV from End of Prior FY to Vesting Date for Awards Granted in Prior FY that Vested during Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 145,579	22,067
PEO [Member] | Douglas Dirks, CEO [Member] | FV of Stock Awards Reported in Summary Comp Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,184,664)				(1,848,909)
PEO [Member] | Douglas Dirks, CEO [Member] | FV of Stock Awards Granted in CY valued at YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				1,574,091
PEO [Member] | Douglas Dirks, CEO [Member] | Change in FV from End of Prior FY to end of Current FY for Awards Granted Prior that were Outstanding and Unvested at Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				(695,315)
PEO [Member] | Douglas Dirks, CEO [Member] | Change in FV from End of Prior FY to Vesting Date for Awards Granted in Prior FY that Vested during Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,242,208				(601,402)
Non-PEO NEO [Member] | FV of Stock Awards Reported in Summary Comp Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(249,053)	$ (428,545)	(615,414)
Non-PEO NEO [Member] | FV of Stock Awards Granted in CY valued at YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			264,965	469,622	508,039
Non-PEO NEO [Member] | Change in FV from End of Prior FY to end of Current FY for Awards Granted Prior that were Outstanding and Unvested at Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			33,126	106,363	(219,737)
Non-PEO NEO [Member] | Change in FV from End of Prior FY to Vesting Date for Awards Granted in Prior FY that Vested during Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 11,942	$ 72,005	$ (139,315)